Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020
Income Tax Disclosure [Abstract]
Deferred tax assets derived from allowance for doubtful accounts and net operating losses ("NOL")	$ 412,809	$ 370,184
Less: valuation allowance	(375,777)	(321,125)	$ (321,125)
Deferred tax assets	$ 37,032	$ 49,059